Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME (LOSS)	$ 885	$ 778	$ (1,446)
Items that will not be reclassified subsequently to the statement of operations
Net actuarial gains (losses) from remeasurements of defined benefit pension plans	176	263	(199)
Effects from strategic equity investments	(9)	(9)	(11)
Income tax income (expense) recognized directly in other comprehensive income	(32)	(26)	41
Items that will not be reclassified subsequently to profit or loss	135	228	(169)
Items that are or may be reclassified subsequently to the statement of operations
Results from derivative financial instruments designated as cash flow hedges	80	60	(5)
Currency translation results of foreign subsidiaries	(326)	(400)	(193)
Income tax income (expense) recognized directly in other comprehensive income	18	70	19
Items that are or may be reclassified subsequently to profit or loss	(228)	(270)	(179)
Total items of other comprehensive income (loss), net	(93)	(42)	(348)
TOTAL COMPREHENSIVE INCOME (LOSS)	792	736	(1,794)
Non-controlling interest comprehensive income (loss)	(36)	14	(181)
CONTROLLING INTEREST COMPREHENSIVE INCOME (LOSS)	$ 828	$ 722	$ (1,613)